Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	€ 3,950	€ 3,378	€ 2,399
Other comprehensive (loss) income	(2,390)	(4,820)	3,363
Gains (losses) from financial assets measured at Fair value through other comprehensive income	9	26	(77)
Income tax impact	(3)	6	22
Reclassification of (gains) losses included in the income statement (Note 17)	0	33	136
Income tax impact	0	0	(19)
Other comprehensive income (loss), available-for-sale investments, net of tax	6	65	62
Gains (losses) on hedges	935	62	498
Income tax impact	(243)	6	(120)
Reclassification of (gains) losses included in the income statement (Note 17)	(706)	162	54
Income tax impact	181	(40)	(14)
Other comprehensive income, hedges, net of tax	167	190	418
Gains (losses) on hedges costs	51	0	0
Income tax impact	(13)	0	0
Reclassification of (gains) losses included in the income statement (Note 17)	(2)	0	0
Income tax impact	1	0	0
Other comprehensive income, hedges costs, net of tax	37	0	0
Share of (losses) gains recognized directly in equity of associates and others	(34)	8	(8)
Income tax impact	1	(2)	3
Reclassification of (gains) losses included in the income statement	0	0	0
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	(33)	6	(5)
Translation differences (Note 15)	(2,602)	(5,094)	3,176
Total other comprehensive (loss) income recognized for the year (Items that may be reclassified subsequently to profit or loss)	(2,425)	(4,833)	3,651
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	203	14	(378)
Income tax impact	(24)	(1)	90
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans, net of tax	179	13	(288)
(Losses) gains from financial assets measured at fair value through comprehensive income	(133)	0	0
Income tax impact	(11)	0	0
(Losses) gains from financial assets measured at fair value through comprehensive income, net of tax	(144)	0	0
Total other comprehensive income (loss) recognized for the year (Items that will not be reclassified subsequently to profit or loss)	35	13	(288)
Total comprehensive income (loss) for the year	1,560	(1,442)	5,762
Attributable to:
Equity holders of the parent and other holders of equity instruments	1,513	(858)	4,654
Non-controlling interests	€ 47	€ (584)	€ 1,108